1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 9.04%, Floor 1.72%), 3.47%, 05/01/33Δ	$5,840	$5,986

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,832)		$5,986

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	7,771	7,996

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.63%, 02/25/34Δ	26,916	26,180

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/23	4,676	4,712

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.13%, 11/25/35Δ	15,634	15,205

TOTAL WHOLE LOAN		$46,097

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $54,634)		$54,093

COMMERCIAL PAPER – 2.7%t

ABB Treasury Center USA, Inc., 2.57%, 08/09/22Ω	2,400,000	2,398,163

Duke Energy Corp., 2.53%, 08/03/22Ω	6,000,000	5,997,864

Ventas Reality Ltd., 2.57%, 08/05/22Ω	6,000,000	5,996,982

TOTAL COMMERCIAL PAPER (COST $14,396,073)		$14,393,009

CORPORATE BONDS – 47.0%

AEROSPACE & DEFENSE – 2.3%

Boeing Co. (The), Sr. Unsecured 1.17%, 02/04/23	250,000	246,854
1.95%, 02/01/24	3,050,000	2,969,093
1.43%, 02/04/24	2,500,000	2,407,641
2.75%, 02/01/26	2,000,000	1,910,822
3.20%, 03/01/29	150,000	136,224

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	762,546

Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	991,051
4.03%, 10/15/47	1,765,000	1,649,221

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,603,367

TOTAL AEROSPACE & DEFENSE		$12,676,819

Description	Par Value	Value

AUTOMOTIVE – 2.3%

Ford Motor Credit Co. LLC, Sr. Unsecured
4.25%, 09/20/22	$450,000	$450,081
3.37%, 11/17/23	1,000,000	983,728
5.58%, 03/18/24	1,250,000	1,264,353
5.13%, 06/16/25	1,500,000	1,498,597
2.90%, 02/16/28	250,000	219,505

General Motors Co., Sr. Unsecured
5.40%, 10/02/23	335,000	340,880
6.25%, 10/02/43	1,000,000	984,829

General Motors Financial Co., Inc., Sr. Unsecured
1.05%, 03/08/24	100,000	95,656
2.90%, 02/26/25	230,000	222,912
1.25%, 01/08/26	1,000,000	904,840
1.50%, 06/10/26	3,000,000	2,692,170

Mercedes-Benz Finance North America LLC, Company Guaranteed, 0.75%, 03/01/24Ω	3,000,000	2,870,250

TOTAL AUTOMOTIVE		$12,527,801

BEVERAGES – 0.6%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,135,191

Keurig Dr. Pepper, Inc., Company Guaranteed
0.75%, 03/15/24	1,490,000	1,426,080
3.20%, 05/01/30	775,000	724,390

TOTAL BEVERAGES		$3,285,661

BIOTECHNOLOGY – 0.0%**

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	222,820

BUILDING PRODUCTS – 0.2%

Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	401,904
2.49%, 02/15/27	56,000	52,578

Johnson Controls International PLC, Sr. Unsecured
3.63%, 07/02/24ÿ	373,000	371,559
4.63%, 07/02/44	100,000	91,696

TOTAL BUILDING PRODUCTS		$917,737

CAPITAL MARKETS – 2.8%

Bank of America Corp., Sr. Unsecured, MTN, (SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	230,319

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	727,688

Credit Suisse AG, Sr. Unsecured, 0.50%, 02/02/24	3,000,000	2,853,748

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	$1,010,000	$986,156
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	2,019,718
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	942,692

Morgan Stanley, Sr. Unsecured
(SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,202,902
(SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	157,171
Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 0.53%, 01/25/24Δ	3,000,000	2,945,975
3.13%, 07/27/26	340,000	332,557
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	846,423

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	509,433

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	275,000	274,283

TOTAL CAPITAL MARKETS		$15,029,065

CHEMICALS – 0.6%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	2,000,000	1,975,659

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,249,733

TOTAL CHEMICALS		$3,225,392

COMMERCIAL SERVICES & SUPPLIES – 0.7%

Global Payments, Inc., Sr. Unsecured 3.75%, 06/01/23	2,570,000	2,562,327
2.65%, 02/15/25	275,000	264,486
2.90%, 05/15/30	1,000,000	863,309

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,690,122

COMPUTERS – 0.6%

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	101,552

Hewlett Packard Enterprise Co., Sr. Unsecured 2.25%, 04/01/23	3,000,000	2,980,360
1.45%, 04/01/24	150,000	145,219

TOTAL COMPUTERS		$3,227,131

COSMETICS/PERSONAL CARE – 0.2%

GSK Consumer Healthcare Capital U.S. LLC, Company Guaranteed, 3.02%, 03/24/24Ω	1,000,000	988,894

DIVERSIFIED FINANCIAL SERVICES – 6.3%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	148,485

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,061,936
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	181,207

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,007,366

Capital One Financial Corp., Sr. Unsecured 2.60%, 05/11/23	1,470,000	1,461,640
3.90%, 01/29/24	250,000	250,012

Description	Par Value	Value

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	$2,750,000	$2,474,450

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,885,088

Fifth Third Bancorp, Sr. Unsecured, 2.55%, 05/05/27	780,000	730,361

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	780,000	786,453

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,145,723

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,240,319

Huntington Bancshares, Inc., Subordinated, 4.35%, 02/04/23	150,000	150,055

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 2.41%, 05/15/47Δ	1,000,000	782,884

JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,768,487
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	141,778

KeyBank NA, Sr. Unsecured, BKNT, 1.25%, 03/10/23	2,000,000	1,974,232

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 3.88%, 05/23/25Δ	1,980,000	1,978,177

PNC Bank NA, Subordinated, BKNT 2.95%, 01/30/23	350,000	349,513
2.70%, 10/22/29	1,125,000	1,008,367

PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 04/23/29	100,000	96,736

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,707,585

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	175,191

Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	248,355
3.80%, 10/30/26	1,000,000	994,387
2.25%, 03/11/30	1,850,000	1,594,466

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,108,621

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	133,509

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	910,810

TOTAL DIVERSIFIED FINANCIAL SERVICES		$34,496,193

ELECTRIC – 2.8%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,870,000	1,810,976

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,806,965

DTE Energy Co., Series H, Sr. Unsecured, 0.55%, 11/01/22	1,500,000	1,491,153

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	947,090

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	$1,000,000	$912,773

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	1,939,631

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,250,000	1,143,854

FirstEnergy Corp., Series B, Sr. Unsecured, 4.40%, 07/15/27	800,000	785,988

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	2,305,000	2,270,178

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	35,215

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	500,000	502,392

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	215,992

WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	662,530
1.80%, 10/15/30	1,150,000	965,602

TOTAL ELECTRIC		$15,490,339

ELECTRONICS – 0.0%**

Honeywell International, Inc., Sr. Unsecured, 0.48%, 08/19/22	33,000	32,939

ENTERTAINMENT – 0.8%

Magallanes, Inc., Company Guaranteed, 5.14%, 03/15/52Ω	5,000,000	4,384,337

FOOD & STAPLES RETAILING – 1.9%

Campbell Soup Co., Sr. Unsecured 3.65%, 03/15/23	3,000,000	3,003,242
3.30%, 03/19/25	2,050,000	2,031,800

Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	200,000	172,690
5.40%, 11/01/48#	665,000	644,898

Kroger Co. (The), Sr. Unsecured, 3.95%, 01/15/50	1,000,000	890,111

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,762,351

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	860,000	807,499

TOTAL FOOD & STAPLES RETAILING		$10,312,591

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,192,123

HEALTHCARE-PRODUCTS – 1.0%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,257,602

Thermo Fisher Scientific, Inc., Sr. Unsecured, 0.80%, 10/18/23	1,775,000	1,725,996

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,406,735

TOTAL HEALTHCARE-PRODUCTS		$5,390,333

Description	Par Value	Value

HEALTHCARE-SERVICES – 1.4%

CommonSpirit Health, Sr. Secured 2.76%, 10/01/24	$3,140,000	$3,071,028
3.35%, 10/01/29	150,000	139,784

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,649,746

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	784,465

UnitedHealth Group, Inc., Sr. Unsecured 2.38%, 10/15/22	300,000	299,895
2.95%, 10/15/27	1,350,000	1,328,116
3.95%, 10/15/42	290,000	276,036

TOTAL HEALTHCARE-SERVICES		$7,549,070

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50	1,405,000	1,260,800

INSURANCE – 2.3%

American International Group, Inc., Sr. Unsecured, 4.20%, 04/01/28	1,000,000	1,006,283

Aon Corp., Company Guaranteed, 2.20%, 11/15/22	3,500,000	3,493,061

Aon Global Ltd., Company Guaranteed, 4.00%, 11/27/23	1,700,000	1,712,331

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	418,012

CNA Financial Corp., Sr. Unsecured 7.25%, 11/15/23	200,000	209,067
3.95%, 05/15/24	950,000	953,489

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,361,738

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 09/15/22	250,000	249,998

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	206,105

W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,654,846
4.00%, 05/12/50	1,425,000	1,236,195

TOTAL INSURANCE		$12,501,125

INTERNET – 0.2%

Amazon.com, Inc., Sr. Unsecured 1.20%, 06/03/27	100,000	91,353
3.25%, 05/12/61	1,000,000	815,759

TOTAL INTERNET		$907,112

MACHINERY – 0.0%**

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	50,000	48,897

MEDIA – 1.2%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	2,613,750

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Discovery Communications LLC, Company Guaranteed
3.95%, 03/20/28	$1,000,000	$964,813
3.63%, 05/15/30#	1,000,000	915,318
Paramount Global, Sr. Unsecured
4.60%, 01/15/45	1,100,000	893,786
4.95%, 05/19/50	1,185,000	1,020,181

TOTAL MEDIA		$6,407,848

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 04/01/42	1,000,000	1,018,034

MISCELLANEOUS MANUFACTURING – 0.4%

Textron, Inc., Sr. Unsecured
3.88%, 03/01/25	750,000	752,038
2.45%, 03/15/31	2,000,000	1,687,293

TOTAL MISCELLANEOUS MANUFACTURING		$2,439,331

OIL & GAS – 2.5%

Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 01/15/23	3,000,000	2,993,444

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	740,160

Phillips 66, Company Guaranteed
0.90%, 02/15/24	1,065,000	1,025,173
3.85%, 04/09/25	575,000	578,903

Pioneer Natural Resources Co., Sr. Unsecured
0.55%, 05/15/23	1,035,000	1,008,009
1.13%, 01/15/26	1,000,000	910,325
1.90%, 08/15/30	1,940,000	1,640,275
2.15%, 01/15/31	1,000,000	855,627

Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,637,206
4.00%, 04/01/29	1,580,000	1,539,525
4.90%, 03/15/45	563,000	540,399

TOTAL OIL & GAS		$13,469,046

PHARMACEUTICALS – 3.0%

AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	151,205
2.95%, 11/21/26	1,875,000	1,828,079
4.25%, 11/14/28	1,235,000	1,261,646
4.40%, 11/06/42	460,000	439,295
4.88%, 11/14/48	1,000,000	1,016,897
4.25%, 11/21/49	1,000,000	944,633

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	457,859

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	90,916

Becton Dickinson and Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	85,034

Bristol-Myers Squibb Co., Sr. Unsecured
2.75%, 02/15/23	1,565,000	1,562,772
3.40%, 07/26/29	310,000	307,262

Description	Par Value	Value

Cardinal Health, Inc., Sr. Unsecured
3.20%, 03/15/23	$350,000	$348,921
4.50%, 11/15/44	650,000	580,523

Cigna Corp., Company Guaranteed
3.75%, 07/15/23	272,000	272,640
4.80%, 07/15/46	1,000,000	997,879

Cigna Corp., Sr. Unsecured, 2.38%, 03/15/31	250,000	220,819

CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	129,441
1.88%, 02/28/31	2,000,000	1,677,246

Elanco Animal Health, Inc., Sr. Unsecured, 6.40%, 08/28/28	2,000,000	2,050,000

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	615,637

Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	120,574
3.95%, 09/12/47	1,005,000	925,614

TOTAL PHARMACEUTICALS		$16,084,892

PIPELINES – 3.5%

Enbridge, Inc., Company Guaranteed
(SOFR + 0.40%), 1.79%, 02/17/23Δ	1,000,000	996,405
0.55%, 10/04/23	1,540,000	1,485,444
(SOFR + 0.63%), 1.99%, 02/16/24Δ	3,000,000	2,958,703

Energy Transfer LP, Sr. Unsecured
3.60%, 02/01/23	870,000	866,948
3.75%, 05/15/30	715,000	663,807
5.30%, 04/15/47	1,250,000	1,130,262

Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	989,354
4.95%, 10/15/54	500,000	476,072

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	959,108

Kinder Morgan, Inc., Company Guaranteed
5.20%, 03/01/48	2,040,000	1,946,150
3.60%, 02/15/51	1,315,000	1,026,198

MPLX LP, Sr. Unsecured
4.70%, 04/15/48	1,000,000	878,084
4.95%, 03/14/52	1,000,000	909,413

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	973,733

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	866,000	863,618

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	663,312

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,168,088

TOTAL PIPELINES		$18,954,699

REAL ESTATE INVESTMENT TRUSTS – 2.6%

American Tower Corp., Sr. Unsecured
5.00%, 02/15/24	665,000	676,174
3.13%, 01/15/27	1,000,000	955,350
4.05%, 03/15/32	1,000,000	956,495

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.10%, 06/15/50	$1,500,000	$1,095,633

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,382,539

Healthcare Realty Holdings LP, Company Guaranteed 3.88%, 05/01/25	1,215,000	1,204,762
3.63%, 01/15/28	1,100,000	1,041,157

Healthpeak Properties, Inc., Sr. Unsecured 3.25%, 07/15/26	110,000	107,565
2.88%, 01/15/31	2,350,000	2,093,653

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	243,662

Welltower, Inc., Sr. Unsecured 3.63%, 03/15/24	250,000	249,512
4.00%, 06/01/25	3,000,000	2,996,184
4.95%, 09/01/48	1,000,000	971,110

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,973,796

RETAIL – 1.1%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	195,701

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44#	1,000,000	731,250

Walgreens Boots Alliance, Inc., Sr. Unsecured 0.95%, 11/17/23	4,880,000	4,726,624
3.20%, 04/15/30	150,000	137,842

TOTAL RETAIL		$5,791,417

SEMICONDUCTORS – 0.2%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,243,159

SOFTWARE – 0.7%

Roper Technologies, Inc., Sr. Unsecured 0.45%, 08/15/22	1,500,000	1,498,628
3.13%, 11/15/22	125,000	124,984
2.00%, 06/30/30	1,345,000	1,131,815

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,356,957

TOTAL SOFTWARE		$4,112,384

TELECOMMUNICATIONS – 1.4%

AT&T, Inc., Sr. Unsecured 0.90%, 03/25/24	2,125,000	2,040,426
4.50%, 05/15/35	845,000	837,280
3.55%, 09/15/55	1,423,000	1,108,223

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	45,736
1.75%, 01/20/31	2,310,000	1,934,810
2.36%, 03/15/32	305,000	262,468
3.40%, 03/22/41	1,515,000	1,287,633

TOTAL TELECOMMUNICATIONS		$7,516,576

TRANSPORTATION – 2.0%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31#	2,500,000	2,192,869

Ryder System, Inc., Sr. Unsecured, MTN 2.50%, 09/01/22	1,245,000	1,244,358

Description	Par Value	Value

3.65%, 03/18/24#	$1,670,000	$1,656,023
2.85%, 03/01/27	2,645,000	2,499,141

Union Pacific Corp., Sr. Unsecured 3.15%, 03/01/24	2,565,000	2,570,860
4.30%, 03/01/49	675,000	659,974

TOTAL TRANSPORTATION		$10,823,225

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,512,280
3.85%, 03/30/27	1,500,000	1,469,138
4.00%, 06/30/30	1,000,000	953,250
5.20%, 03/15/44	640,000	624,412

TOTAL TRUCKING & LEASING		$4,559,080

TOTAL CORPORATE BONDS (COST $270,411,468)		$255,750,788

GOVERNMENT AGENCIES – 3.2%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%

3.25%, 11/16/28#	6,960,000	7,095,403

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%

0.38%, 07/21/25#	9,250,000	8,596,575

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

0.25%, 05/22/23	200,000	195,948

6.25%, 05/15/29	750,000	902,174

7.25%, 05/15/30	400,000	518,127

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,616,249

TOTAL GOVERNMENT AGENCIES (COST $18,413,437)		$17,308,227

MORTGAGE-BACKED SECURITIES – 24.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.2%

Pool C00478, 8.50%, 09/01/26	4,391	4,707

Pool E09010, 2.50%, 09/01/27	235,568	232,708

Pool G18497, 3.00%, 01/01/29	33,639	33,566

Pool C01272, 6.00%, 12/01/31	8,292	9,221

Pool A13990, 4.50%, 10/01/33	8,456	9,210

Pool G01625, 5.00%, 11/01/33	24,089	25,310

Pool A18401, 6.00%, 02/01/34	18,085	18,824

Pool QN1900, 3.00%, 04/01/35	859,677	859,072

Pool G08097, 6.50%, 11/01/35	14,674	16,602

Pool G02296, 5.00%, 06/01/36	59,797	62,865

Pool G02390, 6.00%, 09/01/36	5,719	6,665

Pool G05317, 5.00%, 04/01/37	243,445	255,995

Pool G08193, 6.00%, 04/01/37	10,874	12,531

Pool G03703, 5.50%, 12/01/37	6,544	7,016

Pool G04776, 5.50%, 07/01/38	21,439	23,162

Pool G05500, 5.00%, 05/01/39	219,879	233,844

Pool A93415, 4.00%, 08/01/40	260,975	268,492

Pool A93505, 4.50%, 08/01/40	356,789	369,108

Pool A93996, 4.50%, 09/01/40	265,529	274,674

Pool G06222, 4.00%, 01/01/41	419,157	432,412

Pool A97047, 4.50%, 02/01/41	272,003	284,339

Pool G06956, 4.50%, 08/01/41	268,422	280,588

Pool C03750, 3.50%, 02/01/42	115,735	117,091

Pool C03849, 3.50%, 04/01/42	62,486	62,225

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool Q08305, 3.50%, 05/01/42	$469,498	$472,725

Pool C04305, 3.00%, 11/01/42	1,267,075	1,239,694

Pool C09020, 3.50%, 11/01/42	923,885	926,626

Pool G07266, 4.00%, 12/01/42	782,448	796,328

Pool C04444, 3.00%, 01/01/43	40,773	40,042

Pool C09029, 3.00%, 03/01/43	169,361	166,303

Pool G08534, 3.00%, 06/01/43	209,602	205,818

Pool Q19476, 3.50%, 06/01/43	347,546	350,764

Pool C09044, 3.50%, 07/01/43	405,022	408,766

Pool G07889, 3.50%, 08/01/43	368,141	372,365

Pool G07624, 4.00%, 12/01/43	373,926	385,788

Pool G60038, 3.50%, 01/01/44	1,960,692	1,983,367

Pool G07680, 4.00%, 04/01/44	647,093	655,199

Pool G07943, 4.50%, 08/01/44	36,570	37,851

Pool G08607, 4.50%, 09/01/44	237,496	246,069

Pool Q33547, 3.50%, 05/01/45	312,498	311,022

Pool Q36970, 4.00%, 10/01/45	150,423	154,122

Pool G60384, 4.50%, 12/01/45	23,709	24,774

Pool Q39644, 3.50%, 03/01/46	937,878	942,797

Pool Q39438, 4.00%, 03/01/46	951,967	971,879

Pool G08705, 3.00%, 05/01/46	85,472	83,483

Pool G08708, 4.50%, 05/01/46	162,379	165,840

Pool ZS4671, 3.00%, 08/01/46	553,254	539,866

Pool Q44452, 3.00%, 11/01/46	796,586	778,029

Pool ZS4693, 3.00%, 12/01/46	1,522,870	1,486,005

Pool SD8037, 2.50%, 01/01/50	3,000,096	2,817,327

Pool RA2341, 2.50%, 04/01/50	2,628,712	2,461,724

Pool SD8104, 1.50%, 11/01/50	2,579,835	2,218,021

Pool RA4349, 2.50%, 01/01/51	1,329,926	1,239,968

Pool SD8141, 2.50%, 04/01/51	1,215,757	1,134,783

Pool SD8190, 3.00%, 01/01/52	2,388,704	2,303,793

Pool QE2363, 3.50%, 05/01/52	4,028,450	3,988,546

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$33,809,911

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 18.6%

Pool 975207, 5.00%, 03/01/23	1,975	1,992

Pool AE2520, 3.00%, 01/01/26	169,456	168,209

Pool 329794, 7.00%, 02/01/26	1,976	2,008

Pool 256639, 5.00%, 02/01/27	11,814	12,173

Pool 256752, 6.00%, 06/01/27	14,706	15,990

Pool 257007, 6.00%, 12/01/27	13,540	14,193

Pool 402255, 6.50%, 12/01/27	455	471

Pool AB8997, 2.50%, 04/01/28	65,040	64,296

Pool AS4480, 2.50%, 02/01/30	343,340	337,386

Pool AS7462, 2.50%, 06/01/31	160,264	157,206

Pool 254007, 6.50%, 10/01/31	4,714	4,869

Pool 254240, 7.00%, 03/01/32	14,540	15,482

Pool 638023, 6.50%, 04/01/32	37,574	40,329

Pool 642345, 6.50%, 05/01/32	21,183	22,736

Pool 651292, 6.50%, 07/01/32	47,815	51,323

Pool 686398, 6.00%, 03/01/33	86,123	94,883

Pool BP6496, 2.00%, 07/01/35	896,053	852,331

Pool MA4095, 2.00%, 08/01/35	1,111,794	1,057,495

Pool 745412, 5.50%, 12/01/35	17,445	18,750

Pool 888789, 5.00%, 07/01/36	93,932	101,329

Pool 256515, 6.50%, 12/01/36	6,426	7,036

Pool AE0217, 4.50%, 08/01/40	43,257	45,216

Description	Par Value	Value

Pool AB1796, 3.50%, 11/01/40	$261,681	$263,235

Pool AH5583, 4.50%, 02/01/41	115,772	120,547

Pool 890551, 4.50%, 08/01/41	28,206	29,371

Pool AL0658, 4.50%, 08/01/41	163,910	170,681

Pool AL1319, 4.50%, 10/01/41	195,039	201,446

Pool AL6302, 4.50%, 10/01/41	278,619	290,108

Pool AX5302, 4.00%, 01/01/42	488,072	503,271

Pool AK4523, 4.00%, 03/01/42	547,183	551,141

Pool AL2034, 4.50%, 04/01/42	76,130	78,501

Pool AB7936, 3.00%, 02/01/43	767,370	758,967

Pool AL3761, 4.50%, 02/01/43	79,288	82,787

Pool MA1458, 3.00%, 06/01/43	168,897	165,845

Pool AT7899, 3.50%, 07/01/43	1,173,046	1,164,253

Pool AS0302, 3.00%, 08/01/43	1,799,394	1,766,846

Pool AU4279, 3.00%, 09/01/43	368,835	362,170

Pool AL5537, 4.50%, 04/01/44	130,059	135,576

Pool AS3155, 4.00%, 08/01/44	18,092	18,577

Pool AX0833, 3.50%, 09/01/44	320,858	319,860

Pool AL6325, 3.00%, 10/01/44	1,161,993	1,140,096

Pool AS5136, 4.00%, 06/01/45	114,397	115,701

Pool AZ7362, 4.00%, 11/01/45	318,374	326,187

Pool AZ9565, 3.50%, 12/01/45	446,315	449,324

Pool BC0326, 3.50%, 12/01/45	375,635	378,176

Pool BC0245, 3.00%, 02/01/46	238,727	233,146

Pool BC0830, 3.00%, 04/01/46	350,786	342,600

Pool AS7568, 4.50%, 07/01/46	50,742	51,694

Pool BC4764, 3.00%, 10/01/46	472,381	461,365

Pool MA2771, 3.00%, 10/01/46	141,352	138,057

Pool AS8276, 3.00%, 11/01/46	479,879	468,681

Pool BC9003, 3.00%, 11/01/46	493,196	481,701

Pool BE1899, 3.00%, 11/01/46	1,941,374	1,896,032

Pool BE3767, 3.50%, 07/01/47	445,494	446,930

Pool BH2618, 3.50%, 08/01/47	123,800	124,198

Pool MA3088, 4.00%, 08/01/47	388,393	395,607

Pool BH4010, 4.50%, 09/01/47	420,424	429,643

Pool BH9215, 3.50%, 01/01/48	620,872	622,874

Pool BJ0650, 3.50%, 03/01/48	2,606,033	2,610,445

Pool BJ0639, 4.00%, 03/01/48	152,418	154,895

Pool BJ9169, 4.00%, 05/01/48	708,068	719,580

Pool BK4764, 4.00%, 08/01/48	665,672	676,508

Pool BN1628, 4.50%, 11/01/48	341,714	351,323

Pool BM5334, 3.50%, 01/01/49	602,074	590,099

Pool MA3871, 3.00%, 12/01/49	1,567,655	1,517,789

Pool CA5306, 3.00%, 03/01/50	1,345,317	1,296,730

Pool CA5353, 3.50%, 03/01/50	1,194,524	1,184,009

Pool MA4100, 2.00%, 08/01/50	1,404,286	1,270,092

Pool FM3989, 2.50%, 08/01/50	935,631	876,650

Pool CA6983, 2.00%, 09/01/50	2,522,809	2,281,555

Pool CA7106, 2.00%, 09/01/50	1,580,819	1,429,647

Pool MA4119, 2.00%, 09/01/50	1,052,078	951,535

Pool BQ2999, 2.50%, 10/01/50	2,211,574	2,072,582

Pool CA7383, 3.00%, 10/01/50	1,602,727	1,545,677

Pool CA7734, 2.50%, 11/01/50	1,525,728	1,428,477

Pool FM5297, 3.00%, 11/01/50	1,972,876	1,918,702

Pool MA4208, 2.00%, 12/01/50	1,083,089	979,582

Pool CA8021, 2.50%, 12/01/50	4,301,064	4,030,220

Pool FM5166, 3.00%, 12/01/50	1,019,367	983,440

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool BQ4495, 2.00%, 02/01/51	$5,865,373	$5,276,690

Pool CA8929, 2.00%, 02/01/51	2,818,492	2,535,953

Pool FM6426, 2.00%, 03/01/51	2,539,769	2,285,948

Pool BR7857, 2.50%, 05/01/51	3,831,280	3,575,467

Pool FM7188, 2.50%, 05/01/51	2,898,099	2,729,372

Pool CB0727, 2.50%, 06/01/51	6,722,448	6,273,956

Pool FM8440, 2.50%, 08/01/51	1,532,586	1,429,569

Pool FM9949, 2.00%, 12/01/51	1,008,193	906,337

Pool FM9871, 2.50%, 12/01/51	6,719,047	6,270,124

Pool BU1416, 3.00%, 01/01/52	2,443,388	2,381,056

Pool FS0982, 3.00%, 03/01/52	1,969,315	1,897,411

Pool CB3334, 3.50%, 04/01/52	6,116,620	6,056,053

Pool BV7245, 4.00%, 05/01/52	7,037,072	7,080,243

Pool MA4644, 4.00%, 05/01/52	1,422,835	1,431,320

Pool TBA, 2.00%, 09/01/52‡	4,000,000	3,592,812

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$101,162,745

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	1,231	1,222

Pool 354713, 7.50%, 12/15/23	694	690

Pool 354765, 7.00%, 02/15/24	3,572	3,689

Pool 354827, 7.00%, 05/15/24	1,448	1,437

Pool 385623, 7.00%, 05/15/24	4,145	4,346

Pool 360869, 7.50%, 05/15/24	4,113	4,176

Pool 2077, 7.00%, 09/20/25	1,589	1,611

Pool 780825, 6.50%, 07/15/28	21,860	23,429

Pool 2616, 7.00%, 07/20/28	12,818	14,019

Pool 2701, 6.50%, 01/20/29	27,077	29,676

Pool 426727, 7.00%, 02/15/29	3,231	3,242

Pool 503405, 6.50%, 04/15/29	8,160	8,174

Pool 781231, 7.00%, 12/15/30	12,785	13,902

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$109,613

TOTAL MORTGAGE-BACKED SECURITIES (COST $144,176,536)		$135,082,269

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,232,949

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,232,949

U.S. TREASURY OBLIGATIONS – 21.2%

U.S. TREASURY BONDS – 8.0%

6.38%, 08/15/27	450,000	525,701

5.25%, 02/15/29	500,000	574,925

6.25%, 05/15/30	500,000	624,631

5.38%, 02/15/31	600,000	722,377

2.00%, 11/15/41	985,000	804,351

2.38%, 02/15/42	2,000,000	1,741,717

3.00%, 05/15/42	500,000	481,398

3.63%, 08/15/43	881,000	925,666

3.75%, 11/15/43	365,000	390,414

3.63%, 02/15/44	2,106,000	2,211,165

3.13%, 08/15/44	6,637,000	6,429,915

3.00%, 11/15/44	2,000,000	1,895,394

Description	Par Value	Value

2.50%, 02/15/45	$2,135,000	$1,851,085

3.00%, 05/15/45	2,000,000	1,894,803

2.88%, 08/15/45	300,000	278,406

3.00%, 11/15/45	765,000	726,691

2.50%, 02/15/46	280,000	242,862

3.00%, 02/15/47	1,098,000	1,045,811

3.00%, 05/15/47	1,695,000	1,616,040

2.75%, 11/15/47	2,235,000	2,041,584

1.25%, 05/15/50	3,300,000	2,153,075

1.38%, 08/15/50	3,000,000	2,023,008

1.63%, 11/15/50	2,500,000	1,800,748

2.00%, 08/15/51	13,255,000	10,498,603

TOTAL U.S. TREASURY BONDS		$43,500,370

U.S. TREASURY NOTES – 13.2%

1.75%, 05/15/23	1,100,000	1,089,428

2.75%, 05/31/23	200,000	199,610

0.25%, 06/15/23	250,000	244,162

2.50%, 08/15/23	450,000	447,795

1.63%, 10/31/23	290,000	285,277

2.00%, 04/30/24	7,195,000	7,080,410

1.75%, 07/31/24	1,900,000	1,857,772

2.38%, 08/15/24	6,100,000	6,034,979

2.00%, 02/15/25	4,655,000	4,558,235

0.25%, 04/30/25	250,000	233,711

2.13%, 05/15/25	2,800,000	2,745,773

2.00%, 08/15/25	945,000	921,953

2.25%, 11/15/25	730,000	716,995

1.63%, 02/15/26	8,000,000	7,683,808

1.63%, 05/15/26	5,470,000	5,244,461

2.00%, 11/15/26	4,180,000	4,051,506

2.25%, 02/15/27	30,000	29,359

1.13%, 02/28/27#	250,000	232,708

0.50%, 06/30/27	450,000	404,183

2.25%, 11/15/27	300,000	292,807

2.75%, 02/15/28	6,750,000	6,751,724

1.25%, 06/30/28	500,000	459,270

3.13%, 11/15/28	350,000	357,762

2.38%, 05/15/29	2,900,000	2,838,816

1.63%, 08/15/29	5,000,000	4,667,173

1.50%, 02/15/30	5,000,000	4,607,842

0.63%, 05/15/30	550,000	471,370

1.38%, 11/15/31	1,880,000	1,682,302

1.88%, 02/15/32	6,000,000	5,601,592

TOTAL U.S. TREASURY NOTES		$71,792,783

TOTAL U.S. TREASURY OBLIGATIONS (COST $122,804,133)		$115,293,153

	Number of Shares

MONEY MARKET FUND – 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	3,345,758	3,345,758

TOTAL MONEY MARKET FUND (COST $3,345,758)		$3,345,758

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%

REPURCHASE AGREEMENTS – 2.3%

Bank of America Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $2,433,529, collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/43 to 7/01/52; total market value of $2,481,724.	$2,433,063	$2,433,063

BNP Paribas SA, 2.23%, dated 7/29/22, due 8/01/22, repurchase price $631,584, collateralized by U.S. Treasury Securities, 0.00% to 7.25%, maturing 8/15/22 to 5/15/52; total market value of $644,096.	631,467	631,467

Daiwa Capital Markets America, 2.30%, dated 7/29/22, due 8/01/22, repurchase price $2,433,529, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 7/31/22 to 7/01/52; total market value of $2,481,724.	2,433,063	2,433,063

HSBC Securities USA, Inc., 2.26%, dated 7/29/22, due 8/01/22, repurchase price $2,433,521, collateralized by U.S. Government Agency Securities, 2.50% to 4.00%, maturing 3/20/45 to 10/20/51; total market value of $2,481,724.	2,433,063	2,433,063

Description	Par Value	Value

RBC Dominion Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $2,433,529, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.50%, maturing 8/25/22 to 5/20/52; total market value of $2,481,724.	$2,433,063	$2,433,063

Truist Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $2,433,529, collateralized by a U.S. Treasury Security, 1.25%, maturing 3/31/28; total market value of $2,481,724.	2,433,063	2,433,063

TOTAL REPURCHASE AGREEMENTS (COST $12,796,782)		$12,796,782

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,796,782)		$12,796,782

TOTAL INVESTMENTS – 102.2% (COST $588,904,653)		$556,263,014

COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(12,796,782)

OTHER ASSETS LESS LIABILITIES – 0.1%		679,039

TOTAL NET ASSETS – 100.0%		$544,145,271

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$5,986	$—	$5,986

Collateralized Mortgage Obligations	—	54,093	—	54,093

Commercial Paper	—	14,393,009	—	14,393,009

Corporate Bonds	—	255,750,788	—	255,750,788

Government Agencies	—	17,308,227	—	17,308,227

Mortgage-Backed Securities	—	135,082,269	—	135,082,269

Municipal Bond	—	2,232,949	—	2,232,949

U.S. Treasury Obligations	—	115,293,153	—	115,293,153

Money Market Fund	3,345,758	–	—	3,345,758

Repurchase Agreements	—	12,796,782	—	12,796,782

Total	$3,345,758	$552,917,256	$—	$556,263,014

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

t	The rate shown reflects the effective yield at purchase date.

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (continued)

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2022, these liquid restricted securities amounted to $27,409,567, representing 5.04% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan.

‡	Delayed delivery security.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced Security

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)